CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 9,959,042	¥ 6,249,224
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,181,431	1,416,772
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	638,229	97,949
Long-term debt, liabilities accounted for at fair value	¥ 2,863,348	¥ 2,703,021
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	4,800,000,000	4,800,000,000
Common stock, issued	2,539,249,894	2,539,249,894
Treasury stock, shares	4,599,386	3,889,782